Subsequent Events (Details) - Subsequent Events - USD ($)	Apr. 28, 2025	Apr. 25, 2025	Jan. 14, 2025
Subsequent Events
Estimated federal taxes paid			$ 140,000
Additional payments		$ 0
Franchise tax paid	$ 18,476
Franchise tax amount	16,400
Franchise tax, penalty paid	200
Franchise tax, monthly interest paid	1,826
Franchise tax, annual filing fees paid	$ 50